Debt and Bank Credit Agreements and Leases (Additional Information) (Detail)	1 Months Ended			12 Months Ended									6 Months Ended								1 Months Ended				12 Months Ended					1 Months Ended		12 Months Ended
	Jun. 30, 2011 USD ($)	Dec. 31, 2009 USD ($)	Oct. 31, 2009	Dec. 31, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2010 USD ($)	Jul. 30, 2012 USD ($)	Sep. 30, 2010 USD ($)	Dec. 31, 2012 Notes 6.875 Percent Due 2017	Dec. 31, 2012 Notes 5.75 Percent Due 2013 USD ($)	Dec. 31, 2012 Notes 2.70 Percent Due 2022 USD ($)	Jul. 31, 2012 Notes 2.70 Percent Due 2022 USD ($)	Dec. 31, 2012 Notes 1.9 Percent Due 2016	Nov. 30, 2010 Notes 1.9 Percent Due 2016 USD ($)	Dec. 31, 2012 Notes 3.6 Percent Due 2020	Nov. 30, 2010 Notes 3.6 Percent Due 2020 USD ($)	Dec. 31, 2012 Notes 5.5 Percent Due 2040	Nov. 30, 2010 Notes 5.5 Percent Due 2040 USD ($)	Nov. 30, 2010 Notes 1.900 Percent Due 2016 and 3.600 Percent Due 2020 and 5.500 Percent Due 2040	Dec. 31, 2012 Guarantee of Indebtedness of Others USD ($)	Dec. 31, 2011 Guarantee of Indebtedness of Others USD ($)	Dec. 31, 2012 International Operations USD ($)	Dec. 31, 2012 Commodity Chemicals Segment [Member] USD ($)	Dec. 31, 2011 Commodity Chemicals Segment [Member] USD ($)	Dec. 31, 2010 Commodity Chemicals Segment [Member] USD ($)	Aug. 31, 2010 Revolving Credit Agreement USD ($)	Aug. 31, 2010 Group One EUR (€)	Aug. 31, 2010 Group One Euro Denominated	Aug. 31, 2010 Group Two USD ($)	Dec. 31, 2012 Credit Agreement	Dec. 31, 2012 Revolving Credit Facility Credit Agreement USD ($)	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Revolving Credit Facility Credit Agreement	Dec. 31, 2012 Dyrup USD ($)
Extinguishment of Debt [Line Items]
Aggregate maturities of long-term debt, in 2013					$ 603,000,000
Aggregate maturities of long-term debt, in 2014					9,000,000
Aggregate maturities of long-term debt, in 2015					405,000,000
Aggregate maturities of long-term debt, in 2016					400,000,000
Aggregate maturities of long-term debt, in 2017					77,000,000
Debt instrument, term																																5 years
Revolving credit facility outstanding																																	1,200,000,000
Line of credit facility, terminated amount																																	1,200,000,000
Line of credit facility, additional borrowing capacity available to lender conditions																																	300,000,000
Hypothetical rate on the credit agreement					0.84%
Unused capacity, commitment fee percentage				0.125%	0.175%																													0.08%	0.225%
Total indebtedness to total capitalization ratio requirement																																				60.00%
Debt instrument, face amount														400,000,000
Debt instrument, interest rate, stated percentage											6.875%	5.75%	2.70%	2.70%	1.90%		3.60%		5.50%
Proceeds from issuance of debt													397,000,000
Debt, current					642,000,000	108,000,000						600,000,000
Debt issuance cost													3,000,000
Derivative, Cash Paid on Settlement of Hedge									121,000,000
Gain (loss) on sale of derivatives						0	0
Effective interest rates					5.80%
Acquisition cost in assumed debt					122,000,000																																120,000,000
Repayments of assumed debt					119,000,000	0	0
Repayments of debt					71,000,000	400,000,000	0
Repayments of term loan	400,000,000
Description of interest rate	The interest rate was variable based on a spread over LIBOR.
Public offering of notes								1,000,000,000								250,000,000		500,000,000		250,000,000
Public offering, terms																					The terms of these notes also require the Company to make an offer to repurchase Notes upon a Change of Control Triggering Event (as defined in the Second Supplemental Indenture) at a price equal to 101% of their principal amount plus accrued and unpaid interest.
Percentage of debt redemption price																					101.00%
Net proceeds from notes offering								983,000,000
Discount and issuance costs								17,000,000
Maturity period																														2011	2011
Revolving credit facility, early termination date																														August 2010	August 2010
Uncommitted lines of credit, balance limit																								705,000,000				1,200,000,000
Revolving credit facility, terminated																													650,000,000		1,000,000,000
Uncommitted lines of credit, utilized																								34,000,000
Financial ratio covenant, maximum					60.00%
Financial ratio covenant					42.00%
Customary cross-default provisions, debt service payment under one agreement that may result in an event of default under other agreement																																		10,000,000
Interest Paid					219,000,000	212,000,000	189,000,000
Financial ratio covenant, provisions					Those provisions generally provide that a default on a debt service payment of $10 million or more for longer than the grace period provided (usually 10 days) under one agreement may result in an event of default under other agreements. None of the Company’s primary debt obligations are secured or guaranteed by the Company’s affiliates.
Agreement with a counterparty to repurchase Company stock			1,200,000.0		1,000,000	10,236,694	8,124,621
Counterparty purchased shares		465,006	1,100,000.0
Share repurchase, agreed price per share		$ 56.66
Reduction in total shareholders' equity, amount that will be paid by PPG to the counterparty upon settlement										65,000,000
Rental expenses for operating leases					212,000,000	211,000,000	206,000,000																		21,000,000	38,000,000	27,000,000
Minimum lease commitments for operating leases, in 2013					160,000,000																				11,000,000
Minimum lease commitments for operating leases, in 2014					128,000,000																				7,000,000
Minimum lease commitments for operating leases, in 2015					102,000,000																				5,000,000
Minimum lease commitments for operating leases, in 2016					79,000,000																				4,000,000
Minimum lease commitments for operating leases, in 2017					62,000,000																				2,000,000
Minimum lease commitments for operating leases, thereafter					134,000,000																				1,000,000
Outstanding letters of credit and surety bonds					119,000,000
Guarantees outstanding					96,000,000	90,000,000																			10,000,000
Related parties, carrying value																						11,000,000	13,000,000		0
Related parties, fair value																						$ 11,000,000	$ 21,000,000		$ 0	$ 2,000,000